Financial Information of the Parent Company	6 Months Ended
Apr. 30, 2026
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY
17.	FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; therefore, the financial statements for the parent company are included herein.

The condensed financial information of the parent company, Decent Holding INC., has been prepared using the same accounting policies as set out in the Company’s unaudited interim condensed consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

The Company and its subsidiaries are included in the unaudited interim condensed consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries is reported as income and losses from subsidiaries in the accompanying condensed financial information of parent company.

As of April 30, 2026 and October 31, 2025, the Company did not have any outstanding guarantees, long-term obligations, or significant capital and other commitments.

PARENT COMPANY BALANCE SHEETS

	April 30, 2026	October 31, 2025
	Unaudited
ASSETS
Current assets
Cash	$1,496,050	$64,182
Prepaid expenses, current	709,814	1,402,714
Interest receivable	3,500	10,500
Due from intercompany entity	3,586,339	1,395,600
Non-current assets
Investment in subsidiaries	7,706,888	$5,534,567
Prepaid expenses, non-current	—	105,000
Loan receivable	600,000	350,000
Deferred offering cost	—	19,884
Total assets	$14,102,591	$8,882,447

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable	24,000	$24,000
Due to intercompany entity	$132,312	1,130,776
Total liabilities	$156,312	$1,154,776

Shareholders’ equity
Class A Ordinary shares (US$0.0025 par value, 19,800,000 shares authorized, 1,615,128 and 450,000 shares issued and outstanding as of April 30, 2026 and October 31, 2025, respectively)	4,038	1,125
Class B Ordinary shares (US$0.0025 par value, 200,000 shares authorized, 200,000 shares issued and outstanding as of April 30, 2026 and October 31, 2025, respectively)	500	500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	11,257,406	4,222,882
Statutory reserve	666,232	512,732
Non-controlling interests	(2,217)	—
Retained earnings	1,893,290	3,118,706
Accumulated other comprehensive loss	128,530	(126,774)
Total shareholders’ equity	13,946,279	7,727,671
Total liabilities and shareholders’ equity	$14,102,591	$8,882,447

PARENT COMPANY STATEMENTS OF OPERATION AND COMPREHENSIVE (LOSS) INCOME

	For the six months ended April 30,
	2026	2025
	Unaudited	Unaudited
OPERATING EXPENSES	$(2,252,564)	$(613,077)
INCOME FROM SUBSIDIARIES	1,178,471	133,912

NET LOSS	(1,074,093)	(479,165)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	255,264	(131,684)
COMPREHENSIVE (LOSS) INCOME	$(818,829)	$(610,849)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended April 30,
	2026	2025
	Unaudited	Unaudited
Net cash used in operating activities	$(1,672,349)	$(120,882)
Net cash used in investing activities	(3,933,220)	(2,573,000)
Net cash provided by financing activities	7,037,437	3,035,285